Bitwise MARA Option Income Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Number of
Contracts Notional Amount Value
Purchased Option – 17.3%
Calls – Exchange-Traded – 17.3%
MARA Holdings, Inc.
Expiration: 4/17/26; Exercise Price: $7.00 ............................ 3,380 $ 2,366,000 $ 488,410
Total Purchased Options (Cost $416,578) .......................................................... 488,410
Shares
Money Market Funds – 3.4%
DWS Government Money Market Series Institutional, 3.60%
(a)
(Cost $96,984) .............................................................. 96,984 96,984
Total Investments – 20.7%
(Cost $513,562) ............................................................................. $ 585,394
Other Assets in Excess of Liabilities – 79.3% ........................................................ 2,244,149
Net Assets – 100.0% .......................................................................... $ 2,829,543
Number of
Contracts Notional Amount Value
Written Options – (4.4)%
. – . –
Calls – Exchange-Traded – (1.3)%
MARA Holdings, Inc.
Expiration: 4/02/26; Exercise Price: $8.50 ............................ (3,380) $ (2,873,000) $ (37,180)
Puts – Exchange-Traded – (3.1)%
MARA Holdings, Inc.
Expiration: 4/17/26; Exercise Price: $7.01 ............................ (3,380) (2,369,380) (87,508)
Total Written Options (Premiums Received $150,424) ................................................. $ (124,688)
(a) Rate shown reflects the 7-day yield as of March 31, 2026.
Summary of Investment Type
Industry
% of Net
Assets
Purchased Options ............................................................................... 17.3%
Money Market Funds ............................................................................. 3.4%
Total Investments ................................................................................ 20.7%
Other Assets in Excess of Liabilities .................................................................. 79.3%
Net Assets ..................................................................................... 100.0%